Transactions Costs (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Summary Of Transactions Costs

The following table summarizes the Company’s transactions costs:

	For the years ended December 31,
	2023	2022	2021
	$	$	$
Separation cost allocation	4,626	-	-
DOE Loan due diligence costs	3,138	-	-
General Motors investment	2,777	-	-
	10,541	-	-